Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands	Total USD ($)	Common Stock USD ($)	Non-redeemable Preferred Stock of Subsidiary USD ($)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income USD ($)	Deficit Accumulated During Development Stage USD ($)	Special warrants USD ($)	Special warrants Common Stock USD ($)	Special warrants Additional Paid-in Capital USD ($)	Settlement of advances USD ($)	Settlement of advances Common Stock USD ($)	Initial Public Offering USD ($)	Initial Public Offering Common Stock USD ($)	Initial Public Offering Deficit Accumulated During Development Stage USD ($)	Other USD ($)	Other Common Stock USD ($)	Series A special warrants USD ($)	Series A special warrants Common Stock USD ($)	Series A special warrants Additional Paid-in Capital USD ($)	Consultants USD ($)	Consultants Additional Paid-in Capital USD ($)	Financing warrants USD ($)	Financing warrants Additional Paid-in Capital USD ($)	Nonredeemable Preferred Stock USD ($)	Nonredeemable Preferred Stock Non-redeemable Preferred Stock of Subsidiary USD ($)	Employees USD ($)	Employees Additional Paid-in Capital USD ($)	June 2003 convertible notes Convertible Notes Payable USD ($)	June 2003 convertible notes Convertible Notes Payable Common Stock USD ($)	June 2003 convertible notes Convertible Notes Payable Additional Paid-in Capital USD ($)	December 2003 convertible notes Convertible Notes Payable USD ($)	December 2003 convertible notes Convertible Notes Payable Common Stock USD ($)	December 2003 convertible notes Convertible Notes Payable Additional Paid-in Capital USD ($)	December 2003 placement Private Placement USD ($)	December 2003 placement Private Placement Common Stock USD ($)	December 2003 placement Private Placement Additional Paid-in Capital USD ($)	May 2004 placement Private Placement USD ($)	May 2004 placement Private Placement Common Stock USD ($)	May 2004 placement Private Placement Additional Paid-in Capital USD ($)	July 2004 placement Private Placement USD ($)	July 2004 placement Private Placement Common Stock USD ($)	July 2004 placement Private Placement Additional Paid-in Capital USD ($)	May 2005 placement Private Placement USD ($)	May 2005 placement Private Placement Common Stock USD ($)	May 2005 placement Private Placement Additional Paid-in Capital USD ($)	February 2006 financing USD ($)	February 2006 financing Common Stock USD ($)	February 2006 financing Additional Paid-in Capital USD ($)	April 2009 financing Common Stock	Rights USD ($)	Rights Common Stock USD ($)	Rights Additional Paid-in Capital USD ($)	Rights Deficit Accumulated During Development Stage USD ($)
Beginning Balance at Jun. 30, 1996
Issuance of common stock:
Issuance of stock (in shares)		89
Net income (loss)	$ (37)					$ (37)
Ending Balance at Jun. 30, 1997	(37)					(37)
Ending Balance (in shares) at Jun. 30, 1997		89
Issuance of common stock:
Net income (loss)	(398)					(398)
Ending Balance at Jun. 30, 1998	(435)					(435)
Ending Balance (in shares) at Jun. 30, 1998		89
Issuance of common stock:
Issuance of stock (in shares)		239
Issuance of stock	1,615	1,615
Exchange of Adherex Inc. shares for Adherex Technologies Inc. shares		(89)
Cumulative translation adjustment	20				20
Net income (loss)	(958)					(958)
Ending Balance at Jun. 30, 1999	242	1,615			20	(1,393)
Ending Balance (in shares) at Jun. 30, 1999		239
Issuance of common stock:
Issuance of stock (in shares)		16									16
Issuance of stock	793	793								175	175
Cancellation of common stock											(7)
Issuance of warrants							255		255
Issuance of equity rights	171			171
Cumulative translation adjustment	16				16
Net income (loss)	(1,605)					(1,605)
Ending Balance at Jun. 30, 2000	47	2,583		426	36	(2,998)
Ending Balance (in shares) at Jun. 30, 2000		264
Issuance of common stock:
Issuance of stock (in shares)													74
Issuance of stock												5,689	5,727	(38)
Other (in shares)																5
Other															341	341
Issuance of warrants							1,722		1,722								4,335		4,335
Conversion of convertible securities (in shares)		4						30										69
Conversion of convertible securities		171		(171)				1,977	(1,977)									4,335	(4,335)
Cumulative translation adjustment	182				182
Net income (loss)	(2,524)					(2,524)
Ending Balance at Jun. 30, 2001	9,792	15,134			218	(5,560)
Ending Balance (in shares) at Jun. 30, 2001		446
Issuance of common stock:
Cumulative translation adjustment	11				11
Net income (loss)	(3,732)					(3,732)
Ending Balance at Jun. 30, 2002	6,071	15,134			229	(9,292)
Ending Balance (in shares) at Jun. 30, 2002		446
Equity component of convertible notes	1,058			1,058
Issuance of common stock:
Issuance of warrants																						53	53
Stock Issued for Acquisitions (in shares)		446
Stock Issued for Acquisitions	11,620	11,077		543
Financing costs		(9,489)		9,489
Exercise of stock options (in shares)		1
Exercise of stock options	4	4
Distribution to shareholders	(158)					(158)
Cumulative translation adjustment	(159)				(159)
Net income (loss)	(17,795)					(17,795)
Stock options issued																				4	4
Ending Balance at Jun. 30, 2003	698	16,726		11,147	70	(27,245)
Ending Balance (in shares) at Jun. 30, 2003		893
Repricing of warrants related to financing	18			18
Equity component of convertible notes	1,983			1,983
Issuance of common stock:
Issuance of stock (in shares)																																			640			259
Issuance of stock																								1,045	1,045									13,830	8,053	5,777	8,474	6,356	2,118
Issuance of warrants																						54	54
Conversion of convertible securities (in shares)																													96			60
Conversion of convertible securities																												1,123	1,216	(93)	171	569	(398)
Exercise of stock options (in shares)		1
Exercise of stock options	23	23
Amalgamation of 2037357 Ontario Inc. (in shares)		44
Amalgamation of 2037357 Ontario Inc.	(22)	660	(1,045)	363
Cumulative translation adjustment	(219)				(219)
Net income (loss)	(6,872)					(6,872)
Stock options issued																				148	148
Ending Balance at Jun. 30, 2004	20,454	33,603		21,117	(149)	(34,117)
Ending Balance (in shares) at Jun. 30, 2004		1,993
Cost related to SEC registration	(493)	(493)
Issuance of common stock:
Stock Issued for Acquisitions (in shares)		37
Stock Issued for Acquisitions	1,252	1,252
Cumulative translation adjustment	1,392				1,392
Net income (loss)	(6,594)					(6,594)
Stock options issued																				39	39					604	604
Ending Balance at Dec. 31, 2004	16,654	34,362		21,760	1,243	(40,711)
Ending Balance (in shares) at Dec. 31, 2004		2,030
Issuance of common stock:
Issuance of stock (in shares)																																									337
Issuance of stock																																								8,134	7,060	1,074
Financing costs	(141)	(141)
Exercise of stock options (in shares)		1
Exercise of stock options	25	25
Net income (loss)	(13,871)					(13,871)
Stock options issued																				276	276
Ending Balance at Dec. 31, 2005	11,077	41,306		23,110	1,243	(54,582)
Ending Balance (in shares) at Dec. 31, 2005		2,368
Issuance of common stock:
Issuance of stock (in shares)																																												431
Issuance of stock																																											6,040	5,218	822
Net income (loss)	(16,440)					(16,440)
Stock options issued																				100	100					491	491
Ending Balance at Dec. 31, 2006	1,268	46,524		24,523	1,243	(71,022)
Ending Balance (in shares) at Dec. 31, 2006		2,799
Issuance of common stock:
Issuance of stock (in shares)																																															4,209
Issuance of stock																																														23,221	17,842	5,379
Exercise of warrants (in shares)		116
Exercise of warrants	694	563		131
Net income (loss)	(13,357)					(13,357)
Stock options issued																				59	59					2,263	2,263
Ending Balance at Dec. 31, 2007	14,148	64,929		32,355	1,243	(84,379)
Ending Balance (in shares) at Dec. 31, 2007		7,124
Issuance of common stock:
Net income (loss)	(13,600)					(13,600)
Stock options issued																				88	88					2,417	2,417
Ending Balance at Dec. 31, 2008	3,053	64,929		34,860	1,243	(97,979)
Ending Balance (in shares) at Dec. 31, 2008		7,124
Issuance of common stock:
Net income (loss)	(3,012)					(3,012)
Stock options issued																				10	10					355	355
Ending Balance at Dec. 31, 2009	406	64,929		35,225	1,243	(100,991)
Ending Balance (in shares) at Dec. 31, 2009		7,124
Issuance of common stock:
Issuance of stock (in shares)																																																	13,337
Net income (loss)	(7,823)					(7,823)
Stock options issued																				53	53					2,439	2,439
Ending Balance at Dec. 31, 2010	(4,924)	64,929		37,717	1,243	(108,813)
Ending Balance (in shares) at Dec. 31, 2010		20,461
Issuance of common stock:
Issuance of stock (in shares)																																																			4,697
Issuance of stock																																																		(28)	1,023	199	(1,250)
Net income (loss)	4,669					4,669
Ending Balance at Mar. 31, 2011	(283)	65,952		37,916	1,243	(105,394)
Ending Balance (in shares) at Mar. 31, 2011		25,158
Issuance of common stock:
Net income (loss)	(348)					(348)
Stock options issued																				(53)	(53)
Ending Balance at Jun. 30, 2011	$ (684)	$ 65,952		$ 37,863	$ 1,243	$ (105,742)
Ending Balance (in shares) at Jun. 30, 2011		25,158